PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

7.    PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
	2022	2021
	US$	US$

Other receivables, net of allowance for doubtful accounts of $nil, $nil and $nil at December 31, 2020, 2021 and 2022	10,925	—
Prepaid professional service expenses	—	3,578
Prepaid for rental fees of Bitcoin shared mining machine, mine site and electricity	—	1,291,784
Total prepaid expenses and other current assets	10,925	1,295,362